Going Concern Considerations and Management's Plan (Details) (USD $)	1 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Going Concern Considerations and Management's Plan
Net loss	$ 1,144,000	$ 364,000	$ 7,807,000	$ 1,588,000
Accumulated deficit	(10,634,000)		(9,490,000)	(1,683,000)
Working capital	$ 148,000